Vessels, Net (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Balance, as at December 31, 2011	$ 1,618,887
Depreciation	39,881	38,013
Balance, as at June 30, 2012	1,618,178
Vessel Cost [Member]
Balance, as at December 31, 2011	2,298,108
Vessel acquisitions and other vessels cost	54,900
Disposals	(25,020)
Balance, as at June 30, 2012	2,327,988
Accumulated Depreciation [Member]
Balance, as at December 31, 2011	(679,221)
Depreciation	(39,881)
Disposals	9,292
Balance, as at June 30, 2012	(709,810)
Net Book Value [Member]
Balance, as at December 31, 2011	1,618,887
Depreciation	(39,881)
Vessel acquisitions and other vessels cost	54,900
Disposals	(15,728)
Balance, as at June 30, 2012	$ 1,618,178